                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

   PAR
 AMOUNT
  (000)    DESCRIPTION                                 COUPON         MATURITY             VALUE
 -------   -----------                                 ------         --------             -----
           ADJUSTABLE RATE MORTGAGE BACKED
           SECURITIES 7.7%
$  3,502   Federal National Mortgage Association        5.834%              07/01/33   $   3,554,662
  21,578   Federal National Mortgage Association        6.417               01/01/36      22,315,925
  11,566   Federal National Mortgage Association        6.420               01/01/36      11,961,885
  10,179   Federal National Mortgage Association        6.420               03/01/36      10,528,307
  10,479   Federal National Mortgage Association        6.479               03/01/36      10,838,450
  21,296   Federal National Mortgage Association        6.921               04/01/36      22,179,247
                                                                                       -------------
           TOTAL ADJUSTABLE RATE MORTGAGE BACKED
           SECURITIES                                                                     81,378,476
                                                                                       -------------
           COLLATERALIZED MORTGAGE OBLIGATIONS 23.8%
   7,467   American Home Mortgage Assets                5.560               09/25/46       7,489,787
   7,457   Bear Stearns Mortgage Funding Trust          5.540               07/25/36       7,456,847
   7,824   Countrywide Alternative Loan Trust           5.417               05/20/46       7,836,163
   6,900   Countrywide Alternative Loan Trust           5.463               06/25/46       6,909,582
   5,519   Countrywide Alternative Loan Trust           5.480               07/25/46       5,519,400
   5,830   Countrywide Alternative Loan Trust           5.567               03/20/46       5,833,487
   4,990   Countrywide Alternative Loan Trust           5.580               10/25/46       4,989,902
   7,863   Countrywide Home Loan Mortgage               5.503               04/19/47       7,867,422
   5,749   Countrywide Home Loan Mortgage               5.593               04/25/46       5,767,313
   6,979   Federal Home Loan Mortgage Corp.             5.480               09/25/45       7,005,254
   9,000   Federal National Mortgage Association        6.022               11/25/10       9,326,428
  29,000   Federal National Mortgage Association        6.740               08/25/07      29,229,175
   1,686   Federal National Mortgage Association        7.500               01/19/39       1,762,963
   7,483   Federal National Mortgage Association        5.530               05/25/35       7,514,899
   1,229   Federal National Mortgage Association        5.600               05/28/35       1,232,060
  13,948   Federal National Mortgage Association
           (REMIC)                                      5.370               11/25/28      13,964,058
     498   Federal National Mortgage Association
           (REMIC)                                      6.530               10/25/34         502,412
   2,594   Federal National Mortgage Association
           (REMIC)                                      7.000               09/25/32       2,695,773
   7,262   Greenpoint Mortgage Funding Trust            5.650               08/25/35       7,271,958
   3,900   Harborview Mortgage Loan Trust               5.530               10/19/37       3,899,941
   7,575   Indymac Index Mortgage Loan Trust            5.450               07/25/46       7,619,340
   5,485   Luminent Mortgage Trust                      5.570               04/25/36       5,499,838
   5,792   Luminent Mortgage Trust                      5.610               02/25/46       5,801,390
   7,422   Residential Accredit Loans, Inc.             5.560               06/25/46       7,422,324
   2,711   Residential Accredit Loans, Inc.             5.580               02/25/46       2,714,624
   2,908   Residential Accredit Loans, Inc.             5.600               02/25/46       2,907,829
  10,652   Residential Accredit Loans, Inc.             5.600               02/25/46      10,675,553
   6,417   Structured Asset Mortgage Investments        5.560               08/25/36       6,426,308
   5,231   Structured Asset Mortgage Investments        5.590               05/25/36       5,243,653
   8,888   Structured Asset Mortgage Investments        5.600               04/25/36       8,893,609
  11,151   Structured Asset Mortgage Investments        5.640               02/25/36      11,191,464
   6,168   Washington Mutual                            5.430               05/25/46       6,166,854
   6,081   Washington Mutual                            5.503               04/25/46       6,085,111
   4,678   Washington Mutual                            5.600               04/25/45       4,693,870
   5,411   Washington Mutual                            5.680               12/25/45       5,434,885
   3,955   Washington Mutual                            5.690               07/25/45       3,974,510
   5,594   Zuni Mortgage Loan Trust                     5.460               08/25/36       5,589,859
                                                                                       -------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                     250,415,845
                                                                                       -------------
           MORTGAGE BACKED SECURITIES 84.4%
  33,238   Countrywide Alternative Loan Trust
           (Interest Only)                              0.239               03/20/46       1,672,409
  46,546   Countrywide Alternative Loan Trust
           (Interest Only)                              0.664               03/20/46       1,873,011
 170,093   Countrywide Alternative Loan Trust
           (Interest Only)                              0.814               12/20/35       2,790,586
  24,007   Countrywide Alternative Loan Trust
           (Interest Only)                              1.392               08/25/46       1,215,372
 120,150   Countrywide Alternative Loan Trust
           (Interest Only) (a)                          1.368               12/20/46       6,364,195
 112,192   Countrywide Home Loan Mortgage
           (Interest Only)                              1.406               02/25/35       2,506,793
  59,400   Federal Home Loan Mortgage Corp.             5.500   07/01/21 to 08/01/21      59,383,358
   5,055   Federal Home Loan Mortgage Corp.             6.500   07/01/14 to 08/01/33       5,167,791
  19,608   Federal Home Loan Mortgage Corp.             7.500   06/01/17 to 05/01/33      20,335,270
   5,996   Federal Home Loan Mortgage Corp.             8.000   12/01/19 to 05/01/32       6,313,259
   5,837   Federal Home Loan Mortgage Corp.             8.500   10/01/10 to 08/01/31       6,238,656
   1,564   Federal Home Loan Mortgage Corp.            10.000   01/01/09 to 08/01/21       1,699,870

       6   Federal Home Loan Mortgage Corp.            10.250               11/01/09           6,537
   1,223   Federal Home Loan Mortgage Corp.            11.000   11/01/09 to 01/01/21       1,337,112
      35   Federal Home Loan Mortgage Corp. (FHA/VA)   10.000   09/01/10 to 01/01/19          37,644
   9,301   Federal Home Loan Mortgage Corp.
           (Floating Rate)                              2.620               03/15/32         685,452
   3,288   Federal Home Loan Mortgage Corp.
           (Floating Rate)                              2.670               03/15/32         224,032
   2,795   Federal Home Loan Mortgage Corp.
           (Floating Rate)                              2.770               06/15/31         195,380
   1,826   Federal Home Loan Mortgage Corp.
           (Floating Rate)                              3.220               03/15/32         147,119
   2,590   Federal Home Loan Mortgage Corp.
           (Interest Only)                              8.000               06/01/31         575,436
   3,523   Federal Home Loan Mortgage Corp.
           (Interest Only) (REMIC)                      6.500               05/15/33         757,135
  53,750   Federal Home Loan Mortgage Corp.,
           November                                     5.000                    TBA      51,658,749
  28,700   Federal Home Loan Mortgage Corp., October    4.500                    TBA      26,825,546
  37,550   Federal Home Loan Mortgage Corp., October    5.000                    TBA      36,892,875
     950   Federal Home Loan Mortgage Corp., October    5.500                    TBA         949,406
   3,350   Federal Home Loan Mortgage Corp., October    6.000                    TBA       3,367,795
  12,000   Federal Home Loan Mortgage Corp., October    6.500                    TBA      12,225,000
  57,109   Federal National Mortgage Association        4.500   05/01/19 to 10/01/19      55,197,205
  70,767   Federal National Mortgage Association        5.500   12/01/32 to 12/01/34      69,880,326
   1,858   Federal National Mortgage Association        6.000   07/01/12 to 09/01/14       1,880,076
  34,984   Federal National Mortgage Association        6.500   11/01/13 to 12/01/33      35,817,134
  91,971   Federal National Mortgage Association        7.000   05/01/13 to 06/01/36      94,647,832
  17,595   Federal National Mortgage Association        7.500   04/01/15 to 12/01/32      18,233,406
  18,694   Federal National Mortgage Association        8.000   12/01/16 to 08/01/32      19,731,616
   7,061   Federal National Mortgage Association        8.500   08/01/14 to 06/01/21       7,564,215
     524   Federal National Mortgage Association        9.000   05/01/09 to 02/01/21         550,333
     970   Federal National Mortgage Association        9.500   05/01/20 to 04/01/30       1,061,483
     621   Federal National Mortgage Association       10.000   11/01/18 to 05/01/22         685,475
     437   Federal National Mortgage Association       10.500   06/01/10 to 05/01/21         478,579
     149   Federal National Mortgage Association       11.000   05/01/12 to 07/01/19         158,858
      70   Federal National Mortgage Association       11.500   12/01/09 to 09/01/15          76,685
     176   Federal National Mortgage Association       13.000               06/01/15         197,348
   6,221   Federal National Mortgage Association
           (Floating Rate)                              1.070               07/25/34         264,874
     268   Federal National Mortgage Association
           (Floating Rate) (REMIC)                      2.770               12/25/29           2,619
  88,853   Federal National Mortgage Association
           (Interest Only)                              1.201               03/25/36       2,290,748
   2,593   Federal National Mortgage Association
           (Interest Only)                              6.500               06/01/31         566,774
     783   Federal National Mortgage Association
           (Interest Only)                              7.000               03/01/32         177,424
   4,679   Federal National Mortgage Association
           (Interest Only)                              7.500   11/01/29 to 01/01/32       1,127,449
   9,003   Federal National Mortgage Association
           (Interest Only) (REMIC)                      6.000   08/25/32 to 11/25/32       1,228,239
   5,722   Federal National Mortgage Association
           (Interest Only) (REMIC)                      6.500   02/25/33 to 05/25/33         647,334
   2,979   Federal National Mortgage Association
           (Interest Only) (REMIC)                      7.000               04/25/33         639,829
      20   Federal National Mortgage Association
           (MFMR)                                       9.000               03/01/08          20,342
  30,700   Federal National Mortgage Association,
           November                                     5.000                    TBA      29,500,797

  46,750   Federal National Mortgage Association,
           November                                     5.500                    TBA      46,048,750
   3,000   Federal National Mortgage Association,
           October                                      4.500                    TBA       2,895,000
  63,650   Federal National Mortgage Association,
           October                                      5.000                    TBA      62,555,984
  15,150   Federal National Mortgage Association,
           October                                      5.500                    TBA      14,927,477
  67,300   Federal National Mortgage Association,
           October                                      6.000                    TBA      67,615,502
  24,250   Federal National Mortgage Association,
           October                                      6.500                    TBA      24,697,122
  22,300   Federal National Mortgage Association,
           October                                      7.000                    TBA      22,906,292
   8,890   Government National Mortgage Association     5.500   05/15/33 to 10/15/34       8,842,135
   3,138   Government National Mortgage Association     6.000   01/15/28 to 04/15/29       3,184,447
     930   Government National Mortgage Association     6.500   04/15/26 to 12/15/28         956,645
   2,766   Government National Mortgage Association     7.000   08/15/22 to 10/15/30       2,858,349
   5,227   Government National Mortgage Association     7.500   01/15/17 to 02/15/30       5,443,128
   2,341   Government National Mortgage Association     8.000   08/15/07 to 01/15/22       2,472,462
   2,156   Government National Mortgage Association     8.500   06/15/16 to 06/15/23       2,312,514
   3,830   Government National Mortgage Association     9.000   10/15/08 to 08/15/24       4,114,548
   2,579   Government National Mortgage Association     9.500   07/15/09 to 09/15/22       2,810,559
     723   Government National Mortgage Association    10.500   09/15/10 to 10/15/19         808,805
     159   Government National Mortgage Association    11.000   03/15/10 to 12/15/18         175,218
     218   Government National Mortgage Association    11.500   10/15/10 to 02/15/16         243,150
     126   Government National Mortgage Association    12.000   11/15/12 to 07/15/15         142,422
      62   Government National Mortgage Association    12.250   06/15/14 to 06/15/15          68,343
     147   Government National Mortgage Association    12.500   05/15/10 to 08/15/15         163,757
      99   Government National Mortgage Association    13.000   01/15/11 to 05/15/15         110,669
   6,247   Government National Mortgage Association
           (Floating Rate)                              2.620               12/16/25         456,419
   3,207   Government National Mortgage Association
           (Floating Rate) (REMIC)                      2.670               05/16/32         219,780
   1,305   Government National Mortgage Association
           II                                           6.000               04/20/29       1,321,529
      10   Government National Mortgage Association
           II                                           8.500               02/20/17          10,509
     243   Government National Mortgage Association
           II                                          10.500   04/20/14 to 05/20/19         270,944
     196   Government National Mortgage Association
           II                                          11.000   09/20/13 to 08/20/19         217,976
      90   Government National Mortgage Association
           II                                          11.500   08/20/13 to 07/20/19         101,675
      79   Government National Mortgage Association
           II                                          12.000   09/20/13 to 12/20/15          89,125
      75   Government National Mortgage Association
           II                                          12.500   10/20/13 to 09/20/15          83,774
  80,645   Greenpoint Mortgage Funding Trust
           (Interest Only)                              1.113               06/25/45       2,167,329
  26,639   Greenpoint Mortgage Funding Trust
           (Interest Only)                              1.207               08/25/45         828,317
  56,342   Greenpoint Mortgage Funding Trust
           (Interest Only)                              1.802               10/25/45       1,813,524
  60,640   Greenpoint Mortgage Funding Trust
           (Interest Only)                              2.073               06/25/45       1,809,712
  63,476   Harborview Mortgage Loan Trust
           (Interest Only)                              1.680               07/19/47       2,648,153
  86,641   Harborview Mortgage Loan Trust
           (Interest Only)                              1.697               03/19/37       4,115,457
      37   Harborview Mortgage Loan Trust
           (Principal Only)                                 *   03/19/37 to 07/19/47          27,366
  76,322   Indymac Index Mortgage Loan Trust
           (Interest Only)                              0.953               07/25/35       2,504,317
                                                                                       -------------
           TOTAL MORTGAGE BACKED SECURITIES 84.4%                                        889,111,972
                                                                                       -------------
           UNITED STATES TREASURY OBLIGATIONS 1.6%
  12,250   United States Treasury Bonds                 6.375               08/15/27      14,709,579
   2,000   United States Treasury Notes                 4.500               02/28/11       1,993,126
                                                                                       -------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS                                       16,702,705
                                                                                       -------------
TOTAL LONG-TERM INVESTMENTS 117.5%
           (Cost $1,237,085,535)                                                       1,237,608,998
                                                                                       -------------

                                                                   EXPIRATION   EXERCISE
                                                       CONTRACTS      DATE        PRICE         VALUE
                                                       ---------   ----------   --------   --------------
Purchased Options 0.1%
           Put - EuroDollar Futures, June 2007           10,565     06/18/07      94.25           792,375
           Put - EuroDollar Futures, June 2007            1,631     06/18/07      94.50           265,037
                                                                                           --------------
TOTAL PURCHASED OPTIONS
           (Cost $3,166,049)                                                                    1,057,413
                                                                                           --------------
SHORT-TERM INVESTMENTS 20.8%

REPURCHASE AGREEMENT 20.6%
           State Street Bank & Trust Co.
           ($217,349,000 par collateralized by
           U.S. Government obligations in a
           pooled cash account, interest rate of
           5.15%, dated 09/29/06, to be sold on
           10/02/06 at $217,442,279)                                                          217,349,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
           United States Treasury Bills ($1,750,000
           par, yielding 5.297%, 01/11/07
           maturity) (b)                                                                        1,726,729
                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS 20.8%
           (Cost $219,073,762)                                                                219,075,729
                                                                                           --------------

TOTAL INVESTMENTS 138.4%
           (Cost $1,459,325,346)                                                            1,457,742,140

LIABILITIES IN EXCESS OF OTHER ASSETS (38.4%)                                                (404,434,509)
                                                                                           --------------
NET ASSETS 100.0%                                                                          $1,053,307,631
                                                                                           ==============

     Percentages are calculated as a percentage of net assets.

     The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury

*    Zero coupon bond

(a)  Securities purchased on a when-issued or delayed delivery basis.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts

FHA/VA - Federal Housing Administration/Department of Veterans Affairs

MFMR - Multi Family Mortgage Revenue

REMIC - Real Estate Mortgage Investment Conduits

TBA - To be announced, maturity date has not been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

                                                             UNREALIZED
                                                           APPRECIATION/
                                               CONTRACTS    DEPRECIATION
                                               ---------   -------------
LONG CONTRACTS:
   U.S. Treasury Bond Futures December 2006
      (Current Notional Value of $112,406
       per contract)                               284      $  538,945
   U.S. Treasury Notes 5-Year Futures
      December 2006 (Current Notional Value
      of $105,516 per contract)                    221         173,167
   U.S. Treasury Notes 10-Year Futures
      December 2006 (Current Notional Value
      of $108,063 per contract)                    795         999,586

SHORT CONTRACTS:
   U.S. Treasury Notes 2-Year Futures
      December 2006 (Current Notional Value
      of $204,500 per contract)                    864        (528,096)
                                                 -----      ----------
                                                 2,164      $1,183,602
                                                 =====      ==========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen U.S. Government Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title:  Principal Executive Officer
Date:   November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title:  Principal Executive Officer
Date:   November 21, 2006

By: /s/ James W. Garrett
    --------------------
Name:   James W. Garrett
Title:  Principal Financial Officer
Date:   November 21, 2006